Expense Example	Jun. 04, 2026 USD ($)
Kurv Gold & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Kurv Silver & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315